CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations [text block]
The table below shows the fair values of assets and liabilities at the date of the transaction:

12-06-2017
ARAUCO INDUSTRIA DE PAINEIS LTDA.	ThU.S.$
Cash and cash equivalent	4,345
Trade and other current receivables	49,715
Inventories	23,331
Property, plant and equipment	68,321
Other assets	27,012
Total assets	172,724
Other financial liabilities, current and non-current	43,218
Trade and other payables	26,437
Other liabilities	70,371
Total liabilities	140,026

Disclosure of information about revenue and net profit recognized at the acquisition day [Text Block]	The following table shows revenue and net profit recognized at the acquisition day:
12-01-2017 al 12-31-2017
ARAUCO INDUSTRIA DE PAINEIS LTDA.	ThU.S.$
Revenue	11,830
Net loss	(1,376)

Disclosure of information about revenue and net profit as if combination occurred at beginning of period [Text Block]
If the acquisition had occurred on January 1, 2017, consolidated pro-forma revenue and profit for the year ended December 31, 2017 would have been:

CELULOSA ARAUCO Y CONSTITUCIÓN S.A. AND	January-December 2017 (Pro-forma)
SUBSIDIARIES	ThU.S.$
Revenue	5,395,859
Net profit	261,776